Organization and Basis of Presentation - Additional Information (Details) - USD ($)				12 Months Ended
		Oct. 19, 2016	Nov. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Proceeds from issuance of common stock	[1]			$ 105,838,750	$ 0	$ 0
Mammoth Holdings
Business Acquisition [Line Items]
Limited partner interest in the partnership (in shares)					68.70%
Gulfport
Business Acquisition [Line Items]
Limited partner interest in the partnership (in shares)					30.50%
Rhino
Business Acquisition [Line Items]
Limited partner interest in the partnership (in shares)					0.80%
IPO
Business Acquisition [Line Items]
Shares issued (in shares)		7,750,000
Sale of stock, price per share (in USD per share)		$ 15.00
Proceeds from issuance of common stock		$ 103,100,000
IPO | Mammoth Holdings, Gulfport and Rhino
Business Acquisition [Line Items]
Shares issued (in shares)		250,000
Over-Allotment Option
Business Acquisition [Line Items]
Shares issued (in shares)		7,500,000
Operating Entities
Business Acquisition [Line Items]
Limited partner units issued (in shares)			20,000,000
Pressure Pumping
Business Acquisition [Line Items]
Limited partner units issued (in shares)			10,000,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.